SCHEDULE OF PRINCIPAL MATURITIES OF NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Loans Payable [Member]
Debt Instrument [Line Items]
Remainder of 2024	$ 5,403,861
2024	2,135,946
2025	1,669,482
2026	3,551,162
2027	928,610
Thereafter	804,113
Total principal payments	14,493,174
Less: debt discounts	(2,889,394)
Total notes payable	11,603,780
Total notes payable	$ 11,603,780
Notes Payable [Member]
Debt Instrument [Line Items]
2024		$ 3,932,831
2025		1,036,070
2026		861,456
2027		571,005
Thereafter		603,470
Total principal payments		7,160,841
Less: debt discounts		(74,710)
Total notes payable		7,086,131
2028		156,009
Total notes payable		$ 7,086,131